Distribution Date:	04/17/24	Morgan Stanley Capital I Trust 2019-L2
Determination Date:	04/11/24
Next Distribution Date:	05/17/24
Record Date:	03/28/24	Commercial Mortgage Pass-Through Certificates
Series 2019-L2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22-23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61768HAS5	3.013000%	16,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61768HAT3	3.960000%	17,100,000.00	12,536,937.67	8,413.85	41,371.89	0.00	0.00	49,785.74	12,528,523.82	30.73%	30.00%
A-SB	61768HAU0	3.906000%	28,400,000.00	27,787,195.38	422,831.35	90,447.32	0.00	0.00	513,278.67	27,364,364.03	30.73%	30.00%
A-3	61768HAV8	3.806000%	218,300,000.00	218,300,000.00	0.00	692,374.83	0.00	0.00	692,374.83	218,300,000.00	30.73%	30.00%
A-4	61768HAW6	4.071000%	361,191,000.00	361,191,000.00	0.00	1,225,340.47	0.00	0.00	1,225,340.47	361,191,000.00	30.73%	30.00%
A-S	61768HAZ9	4.272000%	82,438,000.00	82,438,000.00	0.00	293,479.28	0.00	0.00	293,479.28	82,438,000.00	21.51%	21.00%
B	61768HBA3	4.494000%	44,655,000.00	44,655,000.00	0.00	167,232.98	0.00	0.00	167,232.98	44,655,000.00	16.52%	16.13%
C	61768HBB1	5.135605%	41,219,000.00	41,219,000.00	0.00	176,403.75	0.00	0.00	176,403.75	41,219,000.00	11.91%	11.63%
D	61768HAC0	3.000000%	25,190,000.00	25,190,000.00	0.00	62,975.00	0.00	0.00	62,975.00	25,190,000.00	9.09%	8.88%
E	61768HAE6	3.000000%	15,343,000.00	15,343,000.00	0.00	38,357.50	0.00	0.00	38,357.50	15,343,000.00	7.38%	7.20%
F-RR	61768HAH9	5.135605%	24,731,000.00	24,731,000.00	0.00	105,840.54	0.00	0.00	105,840.54	24,731,000.00	4.61%	4.50%
G-RR	61768HAK2	5.135605%	9,160,000.00	9,160,000.00	0.00	39,201.78	0.00	0.00	39,201.78	9,160,000.00	3.59%	3.50%
H-RR*	61768HAM8	5.135605%	32,060,275.00	32,060,275.00	0.00	34,543.26	0.00	0.00	34,543.26	32,060,275.00	0.00%	0.00%
R	61768HAQ9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61768HAP1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	BCC2IVWV5	5.135605%	18,884,408.00	18,443,713.46	8,890.75	76,816.45	0.00	0.00	85,707.20	18,434,822.71	0.00%	0.00%
Regular SubTotal			934,871,683.00	913,055,121.51	440,135.95	3,044,385.05	0.00	0.00	3,484,521.00	912,614,985.56

X-A	61768HAX4	1.167581%	641,191,000.00	619,815,133.05	0.00	603,070.17	0.00	0.00	603,070.17	619,383,887.85
X-B	61768HAY2	0.785604%	127,093,000.00	127,093,000.00	0.00	83,203.94	0.00	0.00	83,203.94	127,093,000.00
X-D	61768HAA4	2.135605%	40,533,000.00	40,533,000.00	0.00	72,135.39	0.00	0.00	72,135.39	40,533,000.00
Notional SubTotal			808,817,000.00	787,441,133.05	0.00	758,409.50	0.00	0.00	758,409.50	787,009,887.85

Deal Distribution Total					440,135.95	3,802,794.55	0.00	0.00	4,242,930.50

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61768HAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61768HAT3	733.15424971	0.49203801	2.41940877	0.00000000	0.00000000	0.00000000	0.00000000	2.91144678	732.66221170
A-SB	61768HAU0	978.42237254	14.88842782	3.18476479	0.00000000	0.00000000	0.00000000	0.00000000	18.07319261	963.53394472
A-3	61768HAV8	1,000.00000000	0.00000000	3.17166665	0.00000000	0.00000000	0.00000000	0.00000000	3.17166665	1,000.00000000
A-4	61768HAW6	1,000.00000000	0.00000000	3.39250001	0.00000000	0.00000000	0.00000000	0.00000000	3.39250001	1,000.00000000
A-S	61768HAZ9	1,000.00000000	0.00000000	3.56000000	0.00000000	0.00000000	0.00000000	0.00000000	3.56000000	1,000.00000000
B	61768HBA3	1,000.00000000	0.00000000	3.74500011	0.00000000	0.00000000	0.00000000	0.00000000	3.74500011	1,000.00000000
C	61768HBB1	1,000.00000000	0.00000000	4.27967078	0.00000000	0.00000000	0.00000000	0.00000000	4.27967078	1,000.00000000
D	61768HAC0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61768HAE6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F-RR	61768HAH9	1,000.00000000	0.00000000	4.27967086	0.00000000	0.00000000	0.00000000	0.00000000	4.27967086	1,000.00000000
G-RR	61768HAK2	1,000.00000000	0.00000000	4.27967031	0.00000000	0.00000000	0.00000000	0.00000000	4.27967031	1,000.00000000
H-RR	61768HAM8	1,000.00000000	0.00000000	1.07744740	3.20222331	44.01534298	0.00000000	0.00000000	1.07744740	1,000.00000000
R	61768HAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	61768HAP1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	BCC2IVWV5	976.66357664	0.47079845	4.06771819	0.11208029	1.54057040	0.00000000	0.00000000	4.53851664	976.19277819

Notional Certificates
X-A	61768HAX4	966.66224736	0.00000000	0.94054684	0.00000000	0.00000000	0.00000000	0.00000000	0.94054684	965.98967835
X-B	61768HAY2	1,000.00000000	0.00000000	0.65466973	0.00000000	0.00000000	0.00000000	0.00000000	0.65466973	1,000.00000000
X-D	61768HAA4	1,000.00000000	0.00000000	1.77967064	0.00000000	0.00000000	0.00000000	0.00000000	1.77967064	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	03/01/24 - 03/30/24	30	0.00	41,371.89	0.00	41,371.89	0.00	0.00	0.00	41,371.89	0.00
A-SB	03/01/24 - 03/30/24	30	0.00	90,447.32	0.00	90,447.32	0.00	0.00	0.00	90,447.32	0.00
A-3	03/01/24 - 03/30/24	30	0.00	692,374.83	0.00	692,374.83	0.00	0.00	0.00	692,374.83	0.00
A-4	03/01/24 - 03/30/24	30	0.00	1,225,340.47	0.00	1,225,340.47	0.00	0.00	0.00	1,225,340.47	0.00
X-A	03/01/24 - 03/30/24	30	0.00	603,070.17	0.00	603,070.17	0.00	0.00	0.00	603,070.17	0.00
X-B	03/01/24 - 03/30/24	30	0.00	83,203.94	0.00	83,203.94	0.00	0.00	0.00	83,203.94	0.00
X-D	03/01/24 - 03/30/24	30	0.00	72,135.39	0.00	72,135.39	0.00	0.00	0.00	72,135.39	0.00
A-S	03/01/24 - 03/30/24	30	0.00	293,479.28	0.00	293,479.28	0.00	0.00	0.00	293,479.28	0.00
B	03/01/24 - 03/30/24	30	0.00	167,232.98	0.00	167,232.98	0.00	0.00	0.00	167,232.98	0.00
C	03/01/24 - 03/30/24	30	0.00	176,403.75	0.00	176,403.75	0.00	0.00	0.00	176,403.75	0.00
D	03/01/24 - 03/30/24	30	0.00	62,975.00	0.00	62,975.00	0.00	0.00	0.00	62,975.00	0.00
E	03/01/24 - 03/30/24	30	0.00	38,357.50	0.00	38,357.50	0.00	0.00	0.00	38,357.50	0.00
F-RR	03/01/24 - 03/30/24	30	0.00	105,840.54	0.00	105,840.54	0.00	0.00	0.00	105,840.54	0.00
G-RR	03/01/24 - 03/30/24	30	0.00	39,201.78	0.00	39,201.78	0.00	0.00	0.00	39,201.78	0.00
H-RR	03/01/24 - 03/30/24	30	1,302,903.84	137,207.42	0.00	137,207.42	102,664.16	0.00	0.00	34,543.26	1,411,144.00
VRR Interest	03/01/24 - 03/30/24	30	26,861.23	78,933.02	0.00	78,933.02	2,116.57	0.00	0.00	76,816.45	29,092.76
Totals			1,329,765.07	3,907,575.28	0.00	3,907,575.28	104,780.73	0.00	0.00	3,802,794.55	1,440,236.76

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	4,242,930.50
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,923,007.56	Master Servicing Fee	7,872.57
Interest Reductions due to Nonrecoverability Determination	(22,584.88)	Certificate Administrator Fee	5,888.95
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	393.12
ARD Interest	0.00	Operating Advisor Fee	935.63
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	235.87
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,900,422.68	Total Fees	15,326.15

Principal		Expenses/Reimbursements
Scheduled Principal	440,135.95	Reimbursement for Interest on Advances	42.93
Unscheduled Principal Collections		ASER Amount	55,443.09
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,369.80
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,446.14
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	440,135.95	Total Expenses/Reimbursements	82,301.96

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,802,794.55
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	440,135.95
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,242,930.50
Total Funds Collected	4,340,558.63	Total Funds Distributed	4,340,558.61

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	913,055,121.57	913,055,121.57	Beginning Certificate Balance	913,055,121.51
(-) Scheduled Principal Collections	440,135.95	440,135.95	(-) Principal Distributions	440,135.95
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	912,614,985.62	912,614,985.62	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	913,514,597.25	913,514,597.25	Ending Certificate Balance	912,614,985.56
Ending Actual Collateral Balance	913,148,709.55	913,148,709.55

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.06)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.06)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.14%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	82,807,485.68	9.07%	58	5.2144	NAP	Defeased	4	82,807,485.68	9.07%	58	5.2144	NAP
10,000,000 or less	19	122,013,281.42	13.37%	58	5.0364	1.838572	1.40 or less	8	144,714,692.54	15.86%	59	5.4383	0.953382
10,000,001 to 20,000,000	11	173,159,370.05	18.97%	51	5.1043	1.925690	1.41 to 1.60	8	134,315,819.40	14.72%	57	4.9918	1.514279
20,000,001 to 30,000,000	12	277,670,925.98	30.43%	57	4.9658	1.709596	1.61 to 1.80	8	139,351,864.87	15.27%	58	5.0969	1.707368
30,000,001 to 40,000,000	3	98,855,660.60	10.83%	58	4.6481	2.642766	1.81 to 2.00	6	77,345,355.39	8.48%	57	4.9668	1.891859
40,000,001 to 55,000,000	1	41,108,261.89	4.50%	59	5.5800	1.090000	2.01 to 2.20	5	65,319,819.49	7.16%	42	4.8838	2.086044
55,000,001 or greater	2	117,000,000.00	12.82%	57	4.7485	3.354615	2.21 or greater	13	268,759,948.25	29.45%	57	4.6538	3.233985
Totals	52	912,614,985.62	100.00%	56	4.9895	2.093384	Totals	52	912,614,985.62	100.00%	56	4.9895	2.093384
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	82,807,485.68	9.07%	58	5.2144	NAP
							Defeased	4	82,807,485.68	9.07%	58	5.2144	NAP
Arizona	2	31,456,068.01	3.45%	57	5.1911	2.286925
							Industrial	1	2,700,176.39	0.30%	59	5.8200	1.030000
California	1	28,000,000.00	3.07%	58	4.7000	2.310000
							Lodging	7	88,667,245.88	9.72%	57	5.3401	1.865872
Colorado	2	33,254,554.87	3.64%	59	5.0805	1.604932
							Mixed Use	3	44,500,000.00	4.88%	59	4.9817	1.817865
Connecticut	1	15,225,225.44	1.67%	58	4.9000	2.130000
							Multi-Family	18	181,579,539.79	19.90%	57	4.7679	2.153186
Florida	1	20,250,000.00	2.22%	57	4.4000	2.670000
							Office	19	352,640,029.08	38.64%	55	4.9297	2.413939
Georgia	3	14,956,689.72	1.64%	59	5.1540	1.563591
							Retail	15	159,720,508.76	17.50%	57	5.0503	1.500703
Indiana	4	15,133,070.16	1.66%	59	5.3599	1.300018
							Totals	67	912,614,985.62	100.00%	56	4.9895	2.093384
Kansas	2	58,729,000.00	6.44%	58	5.1177	1.771766
Kentucky	5	22,216,355.39	2.43%	58	5.1500	1.860000
Massachusetts	1	37,000,000.00	4.05%	58	4.0104	3.850000
Michigan	2	28,416,418.35	3.11%	57	5.2292	1.728458
Minnesota	1	22,928,547.50	2.51%	58	5.5220	1.270000
Missouri	3	37,119,486.78	4.07%	57	5.1593	1.919799
Nevada	2	10,670,291.44	1.17%	58	4.9147	2.369254
New Jersey	2	37,185,463.59	4.07%	57	5.1892	1.531790
New York	7	88,826,060.94	9.73%	58	5.0038	1.367179
Ohio	2	12,575,458.71	1.38%	58	5.3056	2.180706
Pennsylvania	3	22,024,084.79	2.41%	58	5.2635	1.494391
South Carolina	1	24,530,958.51	2.69%	57	5.0600	1.560000
Tennessee	3	32,779,428.15	3.59%	55	5.1506	2.181763
Texas	10	153,067,113.52	16.77%	57	4.8626	2.745908
Virginia	4	52,463,224.03	5.75%	37	4.7130	1.966629
Washington	1	31,000,000.00	3.40%	57	4.8000	2.480000
Totals	67	912,614,985.62	100.00%	56	4.9895	2.093384

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	82,807,485.68	9.07%	58	5.2144	NAP	Defeased	4	82,807,485.68	9.07%	58	5.2144	NAP
	4.4999% or less	5	150,250,000.00	16.46%	57	4.2520	3.594725	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	13	185,567,206.13	20.33%	52	4.7624	2.180546	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	30	493,990,293.81	54.13%	58	5.2613	1.591715	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	912,614,985.62	100.00%	56	4.9895	2.093384	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	48	829,807,499.94	90.93%	56	4.9670	2.086071
								Totals	52	912,614,985.62	100.00%	56	4.9895	2.093384
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	82,807,485.68	9.07%	58	5.2144	NAP	Defeased	4	82,807,485.68	9.07%	58	5.2144	NAP
	60 months or less	48	829,807,499.94	90.93%	56	4.9670	2.086071	Interest Only	26	494,764,000.00	54.21%	57	4.7981	2.401573
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	22	335,043,499.94	36.71%	55	5.2164	1.620163
	Totals	52	912,614,985.62	100.00%	56	4.9895	2.093384	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	912,614,985.62	100.00%	56	4.9895	2.093384
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	82,807,485.68	9.07%	58	5.2144	NAP			No outstanding loans in this group
Underwriter's Information		2	53,072,015.99	5.82%	59	5.2140	1.568525
	12 months or less	40	683,853,645.98	74.93%	56	4.9839	2.161472
	13 months to 24 months	6	92,881,837.97	10.18%	57	4.7014	1.826642
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	912,614,985.62	100.00%	56	4.9895	2.093384
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30315645	LO	Honolulu	HI	Actual/360	5.250%	284,812.50	0.00	0.00	N/A	02/06/29	--	63,000,000.00	63,000,000.00	04/06/24
2	30315646	OF	Dallas	TX	Actual/360	4.390%	226,816.67	0.00	0.00	N/A	01/01/29	--	60,000,000.00	60,000,000.00	04/01/24
3	30315647	OF	Lenexa	KS	Actual/360	5.126%	251,591.35	0.00	0.00	N/A	02/01/29	--	57,000,000.00	57,000,000.00	04/01/24
4	30315648	LO	Dallas	TX	Actual/360	5.580%	197,754.11	47,641.32	0.00	N/A	03/01/29	--	41,155,903.21	41,108,261.89	12/01/23
5	30315649	MF	Boston	MA	Actual/360	4.010%	127,776.83	0.00	0.00	N/A	02/01/29	--	37,000,000.00	37,000,000.00	04/01/24
6A1C1	30315652	MF	Various	VA	Actual/360	4.667%	80,377.92	0.00	0.00	N/A	01/06/29	--	20,000,000.00	20,000,000.00	04/06/24
6A1C2	30315653				Actual/360	4.667%	60,283.44	0.00	0.00	N/A	01/06/29	--	15,000,000.00	15,000,000.00	04/06/24
7	30315654	MF	Various	Various	Actual/360	5.260%	139,932.72	38,352.78	0.00	N/A	03/06/29	--	30,894,013.38	30,855,660.60	04/06/24
8	30315655	OF	Quincy	WA	Actual/360	4.800%	128,133.33	0.00	0.00	N/A	01/06/29	--	31,000,000.00	31,000,000.00	04/06/24
9	30315656	MU	Lone Tree	CO	Actual/360	5.124%	132,370.00	0.00	0.00	N/A	03/06/29	--	30,000,000.00	30,000,000.00	04/06/24
10	30315657	OF	Los Angeles	CA	Actual/360	4.700%	113,322.22	0.00	0.00	N/A	02/06/29	--	28,000,000.00	28,000,000.00	04/06/24
11	30315658	OF	Fort Mill	SC	Actual/360	5.060%	107,017.54	29,997.83	0.00	N/A	01/01/29	--	24,560,956.34	24,530,958.51	04/01/24
12A1	30315659	MF	Various	Various	Actual/360	5.350%	68,948.28	14,813.77	0.00	N/A	01/06/29	--	14,966,162.73	14,951,348.96	04/06/24
12A2	30315660				Actual/360	5.350%	45,965.52	9,875.85	0.00	N/A	01/06/29	--	9,977,441.81	9,967,565.96	04/06/24
13	30315663	OF	Scottsdale	AZ	Actual/360	5.145%	107,991.41	0.00	0.00	N/A	01/01/29	--	24,375,000.00	24,375,000.00	04/01/24
14	30315664	RT	Brooklyn Center	MN	Actual/360	5.522%	109,146.24	25,177.90	0.00	N/A	02/06/29	--	22,953,725.40	22,928,547.50	03/06/24
15	30315665	MF	Brooklyn	NY	Actual/360	4.060%	80,410.56	0.00	0.00	N/A	01/01/29	--	23,000,000.00	23,000,000.00	04/01/24
16	30315666	OF	Frankfort	KY	Actual/360	5.150%	98,632.73	24,659.99	0.00	N/A	02/06/29	--	22,241,015.38	22,216,355.39	07/06/23
17	30315667	OF	Fairfield	NJ	Actual/360	4.920%	87,349.06	31,939.16	0.00	N/A	02/06/29	--	20,617,402.75	20,585,463.59	04/06/24
18	30315668	RT	Various	TX	Actual/360	5.010%	88,814.49	32,107.92	0.00	N/A	10/06/28	--	20,586,708.91	20,554,600.99	04/06/24
19	30315669	RT	New York	NY	Actual/360	5.480%	99,096.67	0.00	0.00	N/A	02/06/29	--	21,000,000.00	21,000,000.00	10/06/22
20	30315670	RT	Hialeah	FL	Actual/360	4.400%	76,725.00	0.00	0.00	N/A	01/01/29	--	20,250,000.00	20,250,000.00	04/01/24
21	30315671	RT	Grandview	MO	Actual/360	5.000%	87,101.39	0.00	0.00	N/A	01/06/29	--	20,230,000.00	20,230,000.00	04/06/24
22A6	30315672	LO	Nashville	TN	Actual/360	5.035%	65,035.42	0.00	0.00	N/A	10/06/28	--	15,000,000.00	15,000,000.00	04/06/24
22A8	30315673				Actual/360	5.035%	21,678.47	0.00	0.00	N/A	10/06/28	--	5,000,000.00	5,000,000.00	04/06/24
23	30315674	LO	Long Island City	NY	Actual/360	5.500%	83,452.59	24,427.32	0.00	N/A	02/06/29	--	17,620,488.26	17,596,060.94	04/06/24
24	30315675	OF	Norfolk	VA	Actual/360	4.805%	72,352.47	23,191.64	0.00	02/06/24	08/06/24	--	17,486,415.67	17,463,224.03	03/06/24
25	30315423	OF	Bridgewater	NJ	Actual/360	5.523%	78,948.22	0.00	0.00	N/A	12/06/28	--	16,600,000.00	16,600,000.00	04/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	30315676	OF	Shelton	CT	Actual/360	4.900%	64,323.29	19,266.17	0.00	N/A	02/06/29	--	15,244,491.61	15,225,225.44	04/06/24
27	30315677	OF	Troy	MI	Actual/360	5.050%	65,380.15	18,301.49	0.00	N/A	02/06/29	--	15,034,719.84	15,016,418.35	04/06/24
28	30315678	OF	Norristown	PA	Actual/360	5.379%	59,858.30	15,771.99	0.00	N/A	02/06/29	--	12,922,864.32	12,907,092.33	04/06/24
29	30315679	MF	Midland	MI	Actual/360	5.430%	62,656.17	0.00	0.00	N/A	11/06/28	--	13,400,000.00	13,400,000.00	04/06/24
30	30315680	LO	Various	Various	Actual/360	4.680%	40,197.11	11,546.53	0.00	N/A	01/01/29	--	9,974,469.58	9,962,923.05	04/01/24
31	30315681	RT	The Woodlands	TX	Actual/360	4.460%	38,405.56	0.00	0.00	N/A	03/01/29	--	10,000,000.00	10,000,000.00	04/01/24
32	30315682	MF	New York	NY	Actual/360	5.350%	42,844.58	0.00	0.00	N/A	02/01/29	--	9,300,000.00	9,300,000.00	04/01/24
33	30315683	IN	Houston	TX	Actual/360	4.700%	37,436.81	0.00	0.00	N/A	01/01/29	--	9,250,000.00	9,250,000.00	04/01/24
34	30315684	RT	McAllen	TX	Actual/360	5.100%	36,439.33	12,426.15	0.00	N/A	02/06/29	--	8,297,379.98	8,284,953.83	04/06/24
35	30315685	LO	Orlando	FL	Actual/360	5.500%	34,327.86	15,413.23	0.00	N/A	02/06/29	--	7,248,110.42	7,232,697.19	04/06/24
36	30315686	MU	New York	NY	Actual/360	4.750%	32,722.22	0.00	0.00	N/A	02/06/29	--	8,000,000.00	8,000,000.00	04/06/24
37	30315687	RT	Las Vegas	NV	Actual/360	4.660%	30,898.39	0.00	0.00	N/A	02/06/29	--	7,700,000.00	7,700,000.00	04/06/24
38	30315688	RT	Shillington	PA	Actual/360	5.200%	32,995.18	8,682.34	0.00	N/A	02/01/29	--	7,368,650.80	7,359,968.46	04/01/24
39	30315689	RT	Phoenix	AZ	Actual/360	5.350%	32,656.86	7,548.93	0.00	N/A	01/06/29	--	7,088,616.94	7,081,068.01	04/06/24
40	30315690	MF	Cincinnati	OH	Actual/360	5.350%	29,415.70	9,114.84	0.00	N/A	02/06/29	--	6,385,079.10	6,375,964.26	04/06/24
41	30315691	MU	San Antonio	TX	Actual/360	4.610%	25,803.19	0.00	0.00	N/A	02/06/29	--	6,500,000.00	6,500,000.00	04/06/24
43	30315693	RT	New York	NY	Actual/360	5.050%	21,743.06	0.00	0.00	N/A	02/06/29	--	5,000,000.00	5,000,000.00	04/06/24
44	30315694	RT	New York	NY	Actual/360	5.320%	0.00	0.00	0.00	N/A	03/01/29	--	4,930,000.00	4,930,000.00	09/01/22
45	30315695	RT	Garland	TX	Actual/360	4.850%	18,410.73	6,918.48	0.00	N/A	02/06/29	--	4,408,288.50	4,401,370.02	04/06/24
46	30315696	OF	Germantown	TN	Actual/360	5.300%	21,678.47	0.00	0.00	N/A	02/01/29	--	4,750,000.00	4,750,000.00	04/01/24
47	30315697	RT	Fort Worth	TX	Actual/360	5.350%	15,334.45	3,763.30	0.00	N/A	03/01/29	--	3,328,551.79	3,324,788.49	04/01/24
48	30315698	OF	Las Vegas	NV	Actual/360	5.575%	14,277.49	3,756.37	0.00	N/A	02/06/29	--	2,974,047.81	2,970,291.44	04/06/24
49	30315699	IN	Fort Wayne	IN	Actual/360	5.820%	13,559.65	5,440.65	0.00	N/A	03/06/29	--	2,705,617.04	2,700,176.39	04/06/24
50	30315700	MF	Bonner Springs	KS	Actual/360	4.850%	7,220.98	0.00	0.00	N/A	01/01/29	--	1,729,000.00	1,729,000.00	04/01/24
Totals							3,900,422.68	440,135.95	0.00				913,055,121.57	912,614,985.62
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	15,671,709.94	15,672,406.40	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,755,531.04	6,580,860.01	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,340,354.00	3,705,994.00	01/01/23	09/30/23	03/11/24	0.00	0.00	244,882.26	1,033,767.58	0.00	0.00
5	5,040,900.96	5,845,286.08	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1C1	13,976,473.00	14,028,310.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1C2	13,976,473.00	14,028,310.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,780,028.78	3,953,573.30	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,801,618.71	3,769,272.85	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,573,965.10	2,440,394.96	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,046,288.48	3,159,201.31	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,489,108.00	2,734,096.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	4,343,998.31	1,676,872.49	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	4,343,998.31	1,676,872.49	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,291,759.35	3,366,286.77	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,973,291.30	2,241,956.38	10/01/22	09/30/23	--	0.00	0.00	134,225.31	134,225.31	0.00	0.00
15	1,582,182.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,406,593.54	1,218,182.52	--	--	01/11/24	8,771,747.72	263,700.16	84,152.90	845,080.79	0.00	0.00
17	2,443,774.28	2,485,635.85	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	28,677,922.32	9,559,274.27	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	659,824.92	42,744.41	01/01/23	09/30/23	09/11/23	3,516,873.59	195,462.44	82,254.23	1,554,712.56	100,772.84	0.00
20	2,307,845.76	2,497,502.26	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,574,741.34	2,466,870.38	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22A6	20,563,547.56	22,552,205.58	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22A8	20,563,547.56	22,552,205.58	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,481,544.02	3,712,798.79	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	3,746.49	0.00
24	2,684,705.43	2,512,096.35	01/01/23	12/31/23	--	0.00	0.00	95,468.82	95,468.82	0.00	0.00
25	2,493,891.92	2,492,372.04	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	2,007,860.46	2,208,435.94	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,049,808.05	1,853,973.85	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,394,014.93	1,276,847.72	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,412,448.82	1,390,943.85	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	5,218,133.91	4,606,044.03	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	820,811.06	830,155.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	804,139.93	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	908,346.89	201,777.45	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	2,819.81	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	743,083.91	788,108.63	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,104,427.79	1,072,363.97	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	990,496.94	849,396.14	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	904,871.68	924,791.34	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	922,498.39	1,443,159.65	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,015,613.00	993,114.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	476,745.56	475,082.23	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	232,674.18	(5,313.15)	01/01/23	09/30/23	10/11/23	4,180,951.45	199,090.77	(146.38)	177,940.54	35,244.90	0.00
45	888,147.84	715,917.69	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	433,032.00	433,032.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	320,383.18	341,691.76	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	303,418.73	286,210.67	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	177,495.02	167,228.30	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	202,169,931.61	178,628,683.30				16,469,572.76	658,253.37	640,837.15	3,841,195.60	142,584.04	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/24	0	0.00	0	0.00	4	89,254,617.28	2	62,108,261.89	1	4,930,000.00	0	0.00	0	0.00	0	0.00	4.989459%	4.969833%	56
03/15/24	0	0.00	0	0.00	4	89,326,918.59	2	62,155,903.21	1	4,930,000.00	0	0.00	0	0.00	0	0.00	4.989568%	4.969940%	57
02/16/24	0	0.00	0	0.00	4	89,417,943.17	2	62,216,032.57	1	4,930,000.00	0	0.00	0	0.00	0	0.00	4.989704%	4.970073%	58
01/18/24	1	10,000,000.00	0	0.00	4	89,489,483.83	2	62,263,158.52	1	4,930,000.00	0	0.00	0	0.00	0	0.00	4.989811%	4.970179%	59
12/15/23	0	0.00	1	10,000,000.00	4	89,560,691.35	2	62,310,059.12	1	4,930,000.00	0	0.00	0	0.00	0	0.00	4.989913%	4.970278%	60
11/17/23	1	10,000,000.00	0	0.00	4	89,641,130.78	2	62,363,116.06	1	4,930,000.00	0	0.00	0	0.00	0	0.00	4.990026%	4.970390%	61
10/17/23	0	0.00	1	22,372,093.42	3	67,339,538.66	2	62,409,538.66	1	4,930,000.00	0	0.00	0	0.00	0	0.00	4.990127%	4.970489%	62
09/15/23	0	0.00	1	22,399,256.00	3	67,392,135.16	2	62,462,135.16	1	4,930,000.00	0	0.00	0	0.00	0	0.00	4.990239%	4.970599%	63
08/17/23	1	22,423,108.46	0	0.00	3	67,438,084.25	2	62,508,084.25	1	4,930,000.00	0	0.00	0	0.00	0	0.00	4.990338%	4.970697%	64
07/17/23	0	0.00	1	22,446,855.61	3	67,484,024.08	2	62,554,024.08	1	4,930,000.00	0	0.00	0	0.00	0	0.00	4.990437%	4.970794%	65
06/16/23	0	0.00	0	0.00	4	89,581,839.24	1	41,178,140.53	1	4,930,000.00	0	0.00	0	0.00	0	0.00	4.990272%	4.970625%	66
05/17/23	0	0.00	1	22,497,222.50	3	66,768,222.19	1	40,838,222.19	1	4,930,000.00	1	40,838,222.19	0	0.00	0	0.00	4.990122%	4.970471%	67
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	30315648	12/01/23	3	6	244,882.26	1,033,767.58	0.00	41,363,116.06	06/15/20	3	04/18/22	04/18/22
14	30315664	03/06/24	0	B	134,225.31	134,225.31	0.00	22,953,725.40
16	30315666	07/06/23	8	6	84,152.90	845,080.79	305,487.07	22,446,855.61	08/24/22	2
19	30315669	10/06/22	17	6	82,254.23	1,554,712.56	115,057.34	21,000,000.00	07/15/20	2		06/30/23
24	30315675	03/06/24	0	B	95,468.82	95,468.82	1,000.00	17,486,415.67
44	30315694	09/01/22	18	6	(146.38)	177,940.54	1,012,078.89	4,930,000.00	05/06/22	7			11/21/22
Totals					640,837.15	3,841,195.60	1,433,623.30	130,180,112.74
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		17,463,224	17,463,224	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		895,151,762	805,897,144	22,216,355		67,038,262
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-24	912,614,986	823,360,368	0	0	63,324,617	25,930,000
Mar-24	913,055,122	823,728,203	0	0	63,396,919	25,930,000
Feb-24	913,594,037	824,176,094	0	0	63,487,943	25,930,000
Jan-24	914,029,175	814,539,692	10,000,000	0	63,559,484	25,930,000
Dec-23	914,427,271	814,866,579	0	10,000,000	63,630,691	25,930,000
Nov-23	914,868,838	815,227,707	10,000,000	0	63,711,131	25,930,000
Oct-23	915,263,174	825,551,541	0	22,372,093	41,409,539	25,930,000
Sep-23	915,701,118	825,909,727	0	22,399,256	41,462,135	25,930,000
Aug-23	916,091,726	826,230,533	22,423,108	0	41,508,084	25,930,000
Jul-23	916,480,796	826,549,916	0	22,446,856	41,554,024	25,930,000
Jun-23	916,485,652	826,903,813	0	0	84,651,839	4,930,000
May-23	916,485,652	827,220,207	0	22,497,223	61,838,222	4,930,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	30315648	41,108,261.89	41,363,116.06	62,000,000.00	12/26/23	3,213,373.00	1.09000	09/30/23	03/01/29	298
12A1	30315659	14,951,348.96	14,951,348.96	65,600,000.00	--	4,091,854.31	1.68000	09/30/22	01/06/29	298
12A2	30315660	9,967,565.96	9,967,565.96	65,600,000.00	--	4,091,854.31	1.68000	09/30/22	01/06/29	298
16	30315666	22,216,355.39	22,446,855.61	14,000,000.00	11/22/23	3,028,938.00	1.86000	--	02/06/29	298
19	30315669	21,000,000.00	21,000,000.00	21,000,000.00	07/17/23	18,944.41	0.02000	09/30/23	02/06/29	I/O
31	30315681	10,000,000.00	10,000,000.00	12,710,000.00	01/11/24	759,929.56	1.68000	09/30/23	03/01/29	I/O
44	30315694	4,930,000.00	4,930,000.00	2,300,000.00	08/08/23	(5,313.15)	(0.02000)	09/30/23	03/01/29	I/O
Totals		124,173,532.20	124,658,886.59	243,210,000.00		15,199,580.44

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	30315648	LO	TX	06/15/20	3

4/11/2024 - The Loan transferred to Special Servicing for Monetary Default at Borrower’s request as a result of the COVID-19 pandemic. Special Servicer received approval for a forbearance and previously worked with the Borrower to close.

Borrower did not close and has now filed for Chapter 11 bankruptcy protection. The Borrower has proposed a Chapter 11 plan of reorganization (The ''Plan'') to which the Lender objected. The parties concluded a Mediation on 10/6/2022 at which the parties agreed upon genera l terms of forbearance and repayment of arrearages making certain changes to the proposed Plan. The Court has approved the settlement and settlement and confirmed the bankruptcy plan as of March 28

2023. Borrower has agreed to monthly arrearages calculati on. Borrower is not current with Franchise fees and is paying over time until YE 2023. Borrower has agreed to finalize CMA, but has not done so. Borrower still in payment default.

12A1	30315659	MF	Various	10/17/23	98

4/11/2024 - Pre-negotiation and hello letter circulated and call scheduled to discuss loan and property. Lender is reviewing Borrower''s request for relief. Borrower has requested approval to release one of the three properties in the portfolio.

12A2	30315660	Various	Various	10/17/23	98

4/11/2024 - Pre-negotiation and hello letter circulated and call scheduled to discuss loan and property. Lender is reviewing Borrower''s request for relief. Borrower has requested approval to release one of the three properties in the portfolio.

16	30315666	OF	KY	08/24/22	2

4/11/2024 - The Loan transferred for Imminent Monetary Default. A PNL has been executed by the Borrower. The Loan went into monetary default on 10/6/2022 and a default letter was sent. Borrower has requested to transition control of the

Property to the Lender. On April 26, 2023, the collateral was placed into receivership. Receiver is working on insurance claim related to a pipe burst. The Special Servicer is in process of taking title.

19	30315669	RT	NY	07/15/20	2

4/11/2024 - The Loan transferred to Special Servicing in July 2020 for Imminent Monetary Default at Borrower''s request due to the impact of the COVID-19 pandemic. Summary judgment and receivership motions were adjourned to 12/6/2022.

On 12/5/2022, the co urt granted the application for the appointment of Richard Madison of Colliers as Receiver. The Court denied most of borrower''s defenses, however, denied summary judgment. During a conference on April 301, 2023, judge requested summary judgment papers to be refiled. Summary judgment papers have been re-filed and is pending a decision from the court. Special Servicer continues to move forward with a foreclosure strategy.

31	30315681	RT	TX	12/01/23	98

4/11/2024 - The Loan recently transferred to Special Servicing in 12/2023. A Hello Letter and PNL was sent and executed. A 2024 Budget was requested and provided. Special Servicer is in negotiations about a potential settlement.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
44	30315694	RT	NY	05/06/22	7

4/11/2024 - The Loan transferred to Special Servicing on 5/6/2022. Lender and Borrower agreed to take title to the asset via DIL. Borrower and Special Servicer executed DIL in November and property became REO on 11/21/2022. Property management and leasi ng teams are currently in place. The previous tenant''s lease has expired and the property is currently vacant. Special Servicer is negotiating a lease for a long-term tenant to occupy the entire premises. If the prospective tenant is secured, the propert y will be evaluated and potentially taken out to market for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30315648	0.00	5.58000%	0.00	5.58000%	8	01/18/23	01/18/23	05/03/23
35	30315685	0.00	5.50000%	0.00	5.50000%	10	10/21/21	04/06/20	10/21/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12A1	0.00	0.00	5,369.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	5,000.00	0.00	0.00	38,862.50	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	5,000.00	0.00	0.00	16,580.59	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	43.14	0.00	0.00	0.00
22A6	0.00	0.00	0.00	0.00	390.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22A8	0.00	0.00	0.00	0.00	130.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	428.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.21)	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	497.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	22,584.88	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,369.80	0.00	1,446.14	55,443.09	0.00	22,584.88	42.93	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		104,886.84

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Special Notices" tab for the MSC 2019-L2 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special Servicer Fees, Loan

Event of Default, Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

© 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28